SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Defensive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%
Fixed Income Funds — 56.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	424,721	$4,247
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	211,581	2,118
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	86,038	854
SEI Institutional Managed Trust Real Return Fund, Cl Y	69,168	705

Total Fixed Income Funds
(Cost $8,184) ($ Thousands)		7,924
Multi-Asset Funds — 29.9%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	285,768	2,829
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	72,584	700
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	78,468	702

Total Multi-Asset Funds
(Cost $4,227) ($ Thousands)		4,231
Equity Funds — 9.0%
SEI Enhanced Low Volatility US Large Cap ETF	12,034	289

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	69,244	$713
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	17,581	286

Total Equity Funds
(Cost $1,222) ($ Thousands)		1,288
Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Cl F, 1.185%**	705,514	706

Total Money Market Fund
(Cost $706) ($ Thousands)		706

Total Investments in Securities — 99.9%
(Cost $14,339) ($ Thousands)		$14,149

Percentages are based on Net Assets of $14,158 ($ Thousands).

** The rate reported is the 7-day effective yield as of June 30, 2022.

Cl — Class

As of June 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2022 ($ Thousands):

Security Description	Value 3/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2022	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$4,356	$235	$(303)	$(14)	$(27)	$4,247	424,721	$10	$—
SEI Institutional Managed Trust Conservative Income, Cl Y	2,175	114	(171)	—	—	2,118	211,581	4	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	874	88	(50)	(7)	(51)	854	86,038	5	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	724	47	(43)	(1)	(22)	705	69,168	10	—
SEI Institutional Managed Trust Multi-Asset Capital Stability, Cl Y	2,896	147	(155)	(3)	(56)	2,829	285,768	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	727	67	(16)	(2)	(76)	700	72,584	9	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	728	24	(47)	4	(7)	702	78,468	—	—
SEI Enhanced Low Volatility US Large Cap ETF	—	298	—	—	(9)	289	12,034	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	729	63	(21)	(1)	(57)	713	69,244	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	583	61	(316)	19	(61)	286	17,581	3	—
SEI Daily Income Trust Government Fund, Cl F	725	37	(56)	—	—	706	705,514	—	—
Totals	$14,517	$1,181	$(1,178)	$(5)	$(366)	$14,149		$41	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Defensive Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%
Money Market Fund — 80.9%
SEI Daily Income Trust Government Fund, Cl F, 1.185%*†	3,304,565	$3,305

Total Money Market Fund
(Cost $3,305) ($ Thousands)		3,305
Fixed Income Fund — 19.0%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	130,696	775

Total Fixed Income Fund
(Cost $828) ($ Thousands)		775

Total Investments in Securities — 99.9%
(Cost $4,133) ($ Thousands)		$4,080

Percentages are based on Net Assets of $4,085 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

† The rate reported is the 7-day effective yield as of June 30, 2022.

As of June 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2022 ($ Thousands):

Security Description	Value 3/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2022	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust Government Fund, Cl F	$3,502	$3	$(201)	$—	$1	$3,305	3,304,565	$4	$—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	842	64	(37)	(2)	(92)	775	130,696	13	—
Totals	$4,344	$67	$(238)	$(2)	$(91)	$4,080		$17	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Conservative Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%
Fixed Income Funds — 51.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	785,500	$7,855
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	229,217	2,093
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	197,275	1,549
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	521,910	5,224
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	637,522	6,330
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	259,660	1,540
SEI Institutional Managed Trust Real Return Fund, Cl Y	204,770	2,087

Total Fixed Income Funds
(Cost $28,299) ($ Thousands)		26,678
Multi-Asset Funds — 30.7%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	200,733	1,578
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	896,729	8,878
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	321,045	3,095
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	289,590	2,592

Total Multi-Asset Funds
(Cost $16,599) ($ Thousands)		16,143
Equity Funds — 18.2%
SEI Enhanced Low Volatility US Large Cap ETF	79,059	1,897
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	565,572	5,825
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	114,160	1,857

Total Equity Funds
(Cost $9,295) ($ Thousands)		9,579

Total Investments in Securities — 99.9%
(Cost $54,193) ($ Thousands)		$52,400

Percentages are based on Net Assets of $52,439 ($ Thousands).

Cl — Class

As of June 30, 2022, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Conservative Strategy Fund

The following is summary of the transactions with affiliates for the period ended June 30, 2022 ($ Thousands):

Security Description	Value 3/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2022	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$8,772	$88	$(926)	$(48)	$(31)	$7,855	785,500	$20	$—
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	2,359	25	(271)	(5)	(15)	2,093	229,217	6	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,774	97	(130)	(25)	(167)	1,549	197,275	—	—
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	5,913	59	(748)	1	(1)	5,224	521,910	9	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	6,966	181	(372)	(60)	(385)	6,330	637,522	42	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,779	74	(119)	(11)	(183)	1,540	259,660	27	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	2,325	59	(225)	3	(75)	2,087	204,770	32	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,755	96	(53)	(9)	(211)	1,578	200,733	—	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	10,070	74	(1,071)	(15)	(180)	8,878	896,729	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	3,506	133	(189)	(11)	(344)	3,095	321,045	39	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	2,925	75	(402)	(38)	32	2,592	289,590	—	—
SEI Enhanced Low Volatility US Large Cap ETF	—	1,960	—	—	(63)	1,897	79,059	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	6,602	221	(513)	(16)	(469)	5,825	565,572	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	4,200	185	(2,256)	44	(316)	1,857	114,160	21	—
Totals	$58,946	$3,327	$(7,275)	$(190)	$(2,408)	$52,400		$196	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Conservative Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.8%
Equity Funds — 47.7%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	250,634	$3,817
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	473,023	7,696

Total Equity Funds
(Cost $8,264) ($ Thousands)		11,513
Fixed Income Fund — 32.2%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,309,619	7,766

Total Fixed Income Fund
(Cost $8,447) ($ Thousands)		7,766
Money Market Fund — 19.9%
SEI Daily Income Trust Government Fund, Cl F, 1.185%**	4,799,671	4,800

Total Money Market Fund
(Cost $4,800) ($ Thousands)		4,800

Total Investments in Securities — 99.8%
(Cost $21,511) ($ Thousands)		$24,079

Percentages are based on Net Assets of $24,120 ($ Thousands).
**	The rate reported is the 7-day effective yield as of June 30, 2022.

Cl — Class
USD — U.S. Dollar

As of June 30, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2022 ($ Thousands):

Security Description	Value 3/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2022	Shares	Dividend Income	Capital Gains
SEI Institutional Managed Trust Real Estate Fund, Cl Y	$4,291	$548	$(289)	$(18)	$(715)	$3,817	250,634	$16	$—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	8,457	339	(460)	23	(663)	7,696	473,023	44	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	9,042	156	(439)	(44)	(949)	7,766	1,309,619	136	—
SEI Daily Income Trust Government Fund, Cl F	5,409	55	(664)	—	—	4,800	4,799,671	6	—
Totals	$27,199	$1,098	$(1,852)	$(39)	$(2,327)	$24,079		$202	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Moderate Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%
Fixed Income Funds — 36.2%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	889,113	$8,891
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	363,921	3,323
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	417,768	3,279
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,797,688	17,851
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	550,113	3,262
SEI Institutional Managed Trust Real Return Fund, Cl Y	326,073	3,323

Total Fixed Income Funds
(Cost $44,083) ($ Thousands)		39,929
Multi-Asset Funds — 34.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,072,642	16,291
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,120,196	11,090
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	568,210	5,478
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	612,883	5,485

Total Multi-Asset Funds
(Cost $42,092) ($ Thousands)		38,344

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Equity Funds — 28.9%
SEI Enhanced Low Volatility US Large Capital ETF	235,639	$5,655
SEI Enhanced US Large Capital Momentum Factor ETF US Large Cap Momentum Mutual Fund	37,251	877
SEI Enhanced US Large Capital Quality Factor ETF US Large Cap Quality Mutual Fund	18,753	460
SEI Enhanced US Large Capital Value Factor ETF US Large Cap Value Factor Mutual Fund	37,446	870
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	1,611,415	16,598
SEI Institutional Managed Trust Large Cap Fund, Cl Y	158,023	2,116
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	332,447	5,409

Total Equity Funds
(Cost $31,276) ($ Thousands)		31,985

Total Investments in Securities — 99.9%
(Cost $117,451) ($ Thousands)		$110,258

Percentages are based on Net Assets of $110,325 ($ Thousands).

Cl — Class

As of June 30, 2022, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2022 ($ Thousands):

Security Description	Value 3/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2022	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$9,792	$36	$(851)	$(45)	$(41)	$8,891	889,113	$22	$—
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	3,669	8	(323)	(6)	(25)	3,323	363,921	10	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	3,713	97	(126)	(22)	(383)	3,279	417,768	—	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	19,791	176	(865)	(133)	(1,118)	17,851	1,797,688	117	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	3,714	62	(105)	(8)	(401)	3,262	550,113	56	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	3,645	81	(290)	4	(117)	3,323	326,073	50	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	18,373	353	(132)	(24)	(2,279)	16,291	2,072,642	—	—

SEI Asset Allocation Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Moderate Strategy Fund

Security Description	Value 3/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2022	Shares	Dividend Income	Capital Gains
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	$12,220	$—	$(891)	$(6)	$(233)	$11,090	1,120,196	$—	$—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	6,166	77	(143)	(8)	(614)	5,478	568,210	69	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	6,077	10	(591)	(50)	39	5,485	612,883	—	—
SEI Enhanced Low Volatility US Large Capital ETF	—	5,841	—	—	(186)	5,655	235,639	—	—
SEI Enhanced US Large Capital Momentum ETF	—	934	—	—	(57)	877	37,251	—	—
SEI Enhanced US Large Capital Quality ETF	—	467	—	—	(7)	460	18,753	—	—
SEI Enhanced US Large Capital Value Factor ETF	—	935	—	—	(65)	870	37,446	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	18,341	135	(491)	(13)	(1,374)	16,598	1,611,415	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	4,852	384	(2,466)	(5)	(649)	2,116	158,023	11	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	12,172	321	(6,271)	163	(976)	5,409	332,447	64	—
Totals	$122,525	$9,917	$(13,545)	$(153)	$(8,486)	$110,258		$399	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Moderate Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%
Equity Funds — 68.0%
SEI Institutional International Trust International Equity Fund, Cl Y	332,666	$3,204
SEI Institutional Managed Trust Real Estate Fund, Cl Y	219,355	3,341
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	205,250	6,203
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,694,928	27,576

Total Equity Funds
(Cost $26,028) ($ Thousands)		40,324
Fixed Income Fund — 17.5%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,756,136	10,414

Total Fixed Income Fund
(Cost $11,822) ($ Thousands)		10,414
Money Market Fund — 14.4%
SEI Daily Income Trust Government Fund, Cl F, 1.185%**	8,544,455	8,544

Total Money Market Fund
(Cost $8,544) ($ Thousands)		8,544

Total Investments in Securities — 99.9%
(Cost $46,394) ($ Thousands)		$59,282

Percentages are based on Net Assets of $59,331 ($ Thousands).

** The rate reported is the 7-day effective yield as of June 30, 2022.

Cl — Class

As of June 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2022 ($ Thousands):

Security Description	Value 3/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2022	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust International Equity Fund, Cl Y	$3,618	$107	$(16)	$(3)	$(502)	$3,204	332,666	$—	$—
SEI Institutional Managed Trust Real Estate Fund, Cl Y	3,699	890	(156)	21	(1,113)	3,341	219,355	14	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	7,049	223	(80)	(7)	(982)	6,203	205,250	20	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	30,985	617	(1,353)	44	(2,717)	27,576	1,694,928	161	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	12,086	192	(536)	(75)	(1,253)	10,414	1,756,136	182	—
SEI Daily Income Trust Government Fund, Cl F	9,680	42	(1,177)	—	(1)	8,544	8,544,455	10	—
Totals	$67,117	$2,071	$(3,318)	$(20)	$(6,568)	$59,282		$387	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 62.6%
SEI Enhanced US Large Capital Momentum Factor ETF US Large Cap Momentum Mutual Fund	228,698	$5,387
SEI Enhanced US Large Capital Quality Factor ETF US Large Cap Quality Mutual Fund	115,134	2,824
SEI Enhanced US Large Capital Value Factor ETF US Large Cap Value Factor Mutual Fund	229,897	5,342
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	864,586	9,052
SEI Institutional International Trust International Equity Fund, Cl Y	2,706,486	26,064
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	660,860	10,039
SEI Institutional Managed Trust Large Cap Fund, Cl Y	974,525	13,049
SEI Institutional Managed Trust Small Cap Fund, Cl Y	660,275	7,428

Total Equity Funds
(Cost $71,902) ($ Thousands)		79,185

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Multi-Asset Fund — 20.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	3,242,658	$25,487

Total Multi-Asset Fund
(Cost $30,694) ($ Thousands)		25,487
Fixed Income Funds — 17.3%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	981,010	7,701
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	658,916	6,543
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,289,960	7,650

Total Fixed Income Funds
(Cost $25,156) ($ Thousands)		21,894

Total Investments in Securities — 100.0%
(Cost $127,752) ($ Thousands)		$126,566

Percentages are based on Net Assets of $126,581 ($ Thousands).

Cl — Class

As of June 30, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2022 ($ Thousands):

Security Description	Value 3/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2022	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$10,278	$204	$(259)	$(27)	$(1,144)	$9,052	864,586	$—	$—
SEI Institutional International Trust International Equity Fund, Cl Y	31,053	129	(808)	(77)	(4,233)	26,064	2,706,486	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	11,804	231	(163)	64	(1,897)	10,039	660,860	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	31,060	494	(14,432)	1,473	(5,546)	13,049	974,525	71	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	8,767	188	(217)	(21)	(1,289)	7,428	660,275	9	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	29,411	—	(273)	(34)	(3,617)	25,487	3,242,658	—	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	8,978	213	(393)	(75)	(1,022)	7,701	981,010	—	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	7,333	218	(545)	(82)	(381)	6,543	658,916	43	—

SEI Asset Allocation Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Aggressive Strategy Fund

Security Description	Value 3/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2022	Shares	Dividend Income	Capital Gains
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	$8,913	$242	$(537)	$(57)	$(911)	$7,650	1,289,960	$133	$—
SEI Enhanced US Large Capital Quality Factor ETF	—	2,870	—	—	(46)	2,824	115,134	—	—
SEI Enhanced US Large Capital Momentum Factor ETF	—	5,740	—	—	(353)	5,387	228,698	—	—
SEI Enhanced US Large Capital Value Factor ETF	—	5,739	—	—	(397)	5,342	229,897	—	—
Totals	$147,597	$16,268	$(17,627)	$1,164	$(20,836)	$126,566		$256	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Tax-Managed Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	138,097	$1,446
SEI Institutional International Trust International Equity Fund, Cl Y	1,172,732	11,293
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	1,323,185	39,987
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	458,282	9,954

Total Equity Funds
(Cost $33,405) ($ Thousands)		62,680
Fixed Income Funds — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	366,050	2,874

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	962,291	$5,706

Total Fixed Income Funds
(Cost $10,219) ($ Thousands)		8,580

Total Investments in Securities — 100.0%
(Cost $43,624) ($ Thousands)		$71,260

Percentages are based on Net Assets of $71,273 ($ Thousands).

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

As of June 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2022 ($ Thousands):

Security Description	Value 3/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2022	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$1,660	$30	$(54)	$(20)	$(170)	$1,446	138,097	$—	$—
SEI Institutional International Trust International Equity Fund, Cl Y	13,615	20	(490)	(90)	(1,762)	11,293	1,172,732	—	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	49,494	170	(3,068)	780	(7,389)	39,987	1,323,185	141	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	12,254	24	(610)	(74)	(1,640)	9,954	458,282	14	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	3,270	80	(113)	(27)	(336)	2,874	366,050	—	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	6,940	177	(660)	(92)	(659)	5,706	962,291	101	—
Totals	$87,233	$501	$(4,995)	$477	$(11,956)	$71,260		$256	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Core Market Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%
Fixed Income Funds — 35.2%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	344,807	$2,707
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,392,555	13,828
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	452,692	2,685

Total Fixed Income Funds
(Cost $21,597) ($ Thousands)		19,220
Multi-Asset Funds — 33.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,400,477	11,008
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	280,723	2,706
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	482,351	4,317

Total Multi-Asset Funds
(Cost $20,221) ($ Thousands)		18,031
Equity Funds — 31.6%
SEI Enhanced US Large Capital Momentum Factor ETF US Large Cap Momentum Mutual Fund	52,784	1,243
SEI Enhanced US Large Capital Quality Factor ETF US Large Cap Quality Mutual Fund	26,573	652

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Enhanced US Large Capital Value Factor ETF US Large Cap Value Factor Mutual Fund	53,060	$1,233
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	155,623	1,629
SEI Institutional International Trust International Equity Fund, Cl Y	551,134	5,307
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	176,394	2,679
SEI Institutional Managed Trust Large Cap Fund, Cl Y	219,247	2,936
SEI Institutional Managed Trust Small Cap Fund, Cl Y	139,102	1,565

Total Equity Funds
(Cost $14,481) ($ Thousands)		17,244

Total Investments in Securities — 99.9%
(Cost $56,299) ($ Thousands)		$54,495

Percentages are based on Net Assets of $54,540 ($ Thousands).

Cl — Class

As of June 30, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2022 ($ Thousands):

Security Description	Value 3/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2022	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	$3,304	$45	$(294)	$(60)	$(288)	$2,707	344,807	$—	$—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	16,526	383	(2,061)	(200)	(820)	13,828	1,392,555	94	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	3,315	88	(369)	(29)	(320)	2,685	452,692	48	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	13,154	25	(579)	(75)	(1,517)	11,008	1,400,477	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	3,295	69	(338)	(14)	(306)	2,706	280,723	35	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	5,221	14	(912)	40	(46)	4,317	482,351	—	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	1,951	175	(288)	(2)	(207)	1,629	155,623	—	—
SEI Institutional International Trust International Equity Fund, Cl Y	6,484	294	(603)	—	(868)	5,307	551,134	—	—

SEI Asset Allocation Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Core Market Strategy Fund

Security Description	Value 3/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2022	Shares	Dividend Income	Capital Gains
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	$3,219	$187	$(232)	$6	$(501)	$2,679	176,394	$—	$—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	7,078	367	(3,577)	530	(1,462)	2,936	219,247	16	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	1,923	131	(211)	(25)	(253)	1,565	139,102	2	—
SEI Enhanced US Large Capital Quality Factor ETF	—	662	—	—	(11)	652	26,573	—	—
SEI Enhanced US Large Capital Momentum Factor ETF	—	1,325	—	—	(81)	1,243	52,784	—	—
SEI Enhanced US Large Capital Value Factor ETF	—	1,325	—	—	(92)	1,233	53,060	—	—
Totals	$65,470	$5,090	$(9,464)	$171	$(6,772)	$54,495		$195	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Core Market Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 88.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	41,083	$430
SEI Institutional International Trust International Equity Fund, Cl Y	353,625	3,406
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	400,111	12,091
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	138,534	3,009

Total Equity Funds
(Cost $9,493) ($ Thousands)		18,936
Fixed Income Funds — 12.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	108,787	854
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	287,890	1,707

Total Fixed Income Funds
(Cost $3,038) ($ Thousands)		2,561

Total Investments in Securities — 100.0%
(Cost $12,531) ($ Thousands)		$21,497

Percentages are based on Net Assets of $21,501 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of June 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2022 ($ Thousands):

Security Description	Value 3/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2022	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$485	$16	$(15)	$(5)	$(51)	$430	41,083	$—	$—
SEI Institutional International Trust International Equity Fund, Class Y	3,989	2	(31)	(9)	(545)	3,406	353,625	—	—
SEI Institutional Managed Trust Tax Managed Large Cap Fund, Class Y	14,431	74	(463)	57	(2,008)	12,091	400,111	41	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	3,563	31	(80)	(9)	(496)	3,009	138,534	4	—
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	979	11	(28)	(7)	(101)	854	108,787	—	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	1,979	26	(80)	(10)	(208)	1,707	287,890	30	—
Totals	$25,426	$160	$(697)	$17	$(3,409)	$21,497		$75	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Market Growth Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 43.7%
SEI Enhanced US Large Cap Momentum Factor ETF	192,316	$4,530
SEI Enhanced US Large Cap Quality Factor ETF	96,818	2,375
SEI Enhanced US Large Cap Value Factor ETF	193,324	4,492
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	537,234	5,625
SEI Institutional International Trust International Equity Fund, Cl Y	2,142,749	20,635
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	547,754	8,320
SEI Institutional Managed Trust Large Cap Fund, Cl Y	833,312	11,158
SEI Institutional Managed Trust Small Cap Fund, Cl Y	367,613	4,136

Total Equity Funds
(Cost $55,137) ($ Thousands)		61,271
Multi-Asset Funds — 32.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	3,566,236	28,031
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	582,428	5,615
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,251,014	11,196

Total Multi-Asset Funds
(Cost $51,401) ($ Thousands)		44,842
Fixed Income Funds — 24.3%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	892,997	7,010
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	2,019,004	20,049
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,172,400	6,952

Total Fixed Income Funds
(Cost $38,785) ($ Thousands)		34,011

Total Investments in Securities — 100.0%
(Cost $145,323) ($ Thousands)		$140,124

Percentages are based on Net Assets of $140,189 ($ Thousands).

Cl — Class

As of June 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Market Growth Strategy Fund

The following is summary of the transactions with affiliates for the period ended June 30, 2022 ($ Thousands):

Security Description	Value 3/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2022	Shares	Dividend Income	Capital Gains
SEI Enhanced US Large Cap Momentum Factor ETF	$—	$4,827	$—	$—	$(297)	$4,530	192,316	$—	$—
SEI Enhanced US Large Cap Quality Factor ETF	—	2,413	—	—	(38)	2,375	96,818	—	—
SEI Enhanced US Large Cap Value Factor ETF	—	4,826	—	—	(334)	4,492	193,324	—	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	6,641	349	(638)	(62)	(665)	5,625	537,234	—	—
SEI Institutional International Trust International Equity Fund, Cl Y	25,074	382	(1,457)	(134)	(3,230)	20,635	2,142,749	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	10,007	380	(556)	16	(1,527)	8,320	547,754	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	26,731	1,642	(13,804)	1,127	(4,538)	11,158	833,312	61	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	4,950	287	(386)	(45)	(670)	4,136	367,613	5	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	33,150	208	(1,263)	(161)	(3,903)	28,031	3,566,236	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	6,624	199	(550)	(27)	(631)	5,615	582,428	71	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	13,247	193	(2,209)	(215)	180	11,196	1,251,014	—	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	8,379	272	(606)	(142)	(893)	7,010	892,997	—	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	23,101	1,163	(2,722)	(389)	(1,104)	20,049	2,019,004	133	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	8,318	246	(719)	(93)	(800)	6,952	1,172,400	122	—
Totals	$166,222	$17,387	$(24,910)	$(125)	$(18,450)	$140,124		$392	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Market Growth Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 88.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	216,343	$2,265
SEI Institutional International Trust International Equity Fund, Cl Y	1,889,656	18,197
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	2,154,169	65,099
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	747,163	16,228

Total Equity Funds
(Cost $52,920) ($ Thousands)		101,789
Fixed Income Funds — 11.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	578,023	4,538
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,549,826	9,191

Total Fixed Income Funds
(Cost $16,551) ($ Thousands)		13,729

Total Investments in Securities — 100.0%
(Cost $69,471) ($ Thousands)		$115,518

Percentages are based on Net Assets of $115,538 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of June 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2022 ($ Thousands):

Security Description	Value 3/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 6/30/2022	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$2,526	$29	$—	$—	$(290)	$2,265	216,343	$—	$—
SEI Institutional International Trust International Equity Fund, Class Y	21,120	99	(83)	(17)	(2,922)	18,197	1,889,656	—	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y	76,156	1,339	(1,304)	(35)	(11,057)	65,099	2,154,169	217	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	19,003	168	(231)	(29)	(2,683)	16,228	747,163	21	—
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	5,064	32	—	—	(558)	4,538	578,023	—	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	10,570	107	(320)	(52)	(1,114)	9,191	1,549,826	160	—
Totals	$134,439	$1,774	$(1,938)	$(133)	$(18,624)	$115,518		$398	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report /June 30, 2022